Interests in associates - Reconciliation to carrying amounts (Net assets) (Details) - EUR (€) € in Thousands				12 Months Ended
	May 27, 2025	May 22, 2024	May 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interests in associates
Profit for the period				€ 1,191,267	€ 740,870	€ 732,458
Other comprehensive income				(1,466,407)	715,902	(630,011)
Dividends paid	€ (422,515)	€ (349,162)	€ (328,623)	(422,515)	(349,162)	(328,623)
Carrying amount				663,652	620,831
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Opening balance net assets (liabilities) January 1,				918,335	893,505
Profit for the period				456,306	290,766
Other comprehensive income				(3,428)	(116,914)
Dividends paid				(304,832)	(205,301)
Foreign currency translation				(112,047)	56,279
Closing balance net assets (liabilities) December 31,				954,334	918,335	€ 893,505
Company's share in net assets				429,450	413,251
Other reconciling items				257,528	219,166
Eliminations				(54,952)	(51,444)
Carrying amount				€ 632,026	€ 580,973